Deposits	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
DEPOSITS
DEPOSITS

	December 31,
	2015	2014
	(Dollars in thousands)
Noninterest-bearing demand deposits	$62,020	$53,030
Interest-bearing demand deposits	106,434	58,892
Money market	57,999	57,069
Savings deposits	65,747	62,330
Certificates of deposit of $250,000 or more	2,799	4,148
Other certificates and time deposits	95,960	105,299
Total deposits	$390,959	$340,768
Time deposits of $100,000 or more totaled $43.6 million and $48.8 million, respectively, at December 31, 2015 and 2014.
Scheduled maturities of time deposits for the next five years were as follows at December 31, 2015:

(Dollars in thousands)
2016	$38,264
2017	31,266
2018	9,614
2019	11,771
2020	3,250
Thereafter	4,594
$98,759